PROPERTY, PLANT, AND EQUIPMENT - Depreciation and amortization Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
PROPERTY, PLANT, AND EQUIPMENT
Capitalized interest	$ 14,927	$ 8,373
Cost of sales
PROPERTY, PLANT, AND EQUIPMENT
Depreciation and amortization expense	11,550	5,078
Expenses
PROPERTY, PLANT, AND EQUIPMENT
Depreciation and amortization expense	$ 16,004	$ 6,999